Subsequent Events	12 Months Ended
Jan. 02, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE O – SUBSEQUENT EVENTS

Subsequent to January 2, 2016, and through February 26, 2016, the Company repurchased and retired 553 shares of common stock for $64,610, at an average market price of $116.82 per share.

On February 19, 2016, the Company entered into an Amended and Restated Credit Agreement (“Credit Agreement”), which among other things, extends the term of the Credit Agreement to April 27, 2021.  The Credit Agreement also increases the amount the Company may borrow under the credit facility from $75,000 to up to $125,000, through October 31, 2016.  On November 1, 2016, the amount the Company may borrow under the Credit Agreement will revert to $75,000 for the term of the agreement. The only other modification to Credit Agreement was an increase in the Company’s consolidated rolling four-quarter adjusted EBITDA covenant from $60,000 to equal to or greater than $100,000.

Subsequent to January 2, 2016, the Company made draws on its line of credit, and on February 26, 2016, the Company had an outstanding balance of $63,000 on this line of credit, with a weighted average rate of 1.27%.  The Company will be required to pay any balance on this line of credit in full at the time of maturity in April 2021 unless the line of credit is replaced or terms are renegotiated.